SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jan. 12, 2021
Deferred offering costs	$ 61,894	$ 0
Unrecognized tax benefits	0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0	0
Cash, FDIC Insured Amount		250,000
Anti-dilutive securities attributable to warrants (in shares)	187,500
Initial Public Offering
Deferred offering costs		$ 5,131,593
Initial Public Offering | Subsequent Event
Deferred offering costs			$ 4,844,093